Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 7. COMMITMENTS

Risks and Uncertainties

Management is currently evaluating the impact of the COVID‑19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Underwriting Agreement

The underwriters are entitled to deferred fees of $11,280,000. The deferred fees will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.

Lease Agreement

On December 20, 2019, the Company entered into a sub-lease agreement providing the Company with office space. The sub-lease provided that the Company’s occupancy begins January 2020 with monthly rental payments $19,000 commencing May 1, 2020. The sub-lease terminates on July 13, 2021. As a result, the Company applied the provisions of ASU 2016‑02 effective January 1, 2020. The application of ASU 2016‑02 resulted in the Company recognizing a right-of-use asset of approximately $298,000 and a related lease liability of approximately $279,000. The right-of use-asset is being amortized as rent expense on a straight-line basis. The adoption ASU 2016‑12 did not have a material effect on the Company’s results of operations or liquidity.

Components of lease expense for the three months ended March 31, 2020 are as follows:

Operating lease cost	$33,878
Total Rent Expense	$33,878

Future minimum lease payments as of March 31, 2020 are as follows:

Year ending December 31,
2020 (remaining)	$171,000
2021	122,234
Total future minimum lease payments	$293,234
Less: imputed interest	(11,716)
Present value of operating lease liabilities	$281,518

Other Information
Weighted-average remaining lease term for operating leases	15.5 months
Weighted-average discount rate for operating leases	6.0%

On February 12, 2020, the Company entered into a sub-lease agreement, pursuant to which it will receive lease payments in the amount of $5,000 per month commencing on May 1, 2020 through July 1, 2021.

Future minimum lease receivables as of March 31, 2020 are as follows:

Year ending December 31,
2020 (remaining)	$40,000
2021	32,500
Total future minimum lease receivables	$72,500

NOTE 6. COMMITMENTS

Underwriting Agreement

The underwriters are entitled to deferred fees of $11,280,000. The deferred fees will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.

Lease Agreement

On December 20, 2019, the Company entered into a sub-lease agreement providing the Company with office space. The sub-lease provides that the Company’s occupancy begins January 2020 with monthly rental payments $19,000 commencing May 1, 2020. The sub-lease terminates on July 13, 2021.